Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term debt
(in thousands)	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Convertible Promissory Note	$50,000	$—
Series 2022-1 Notes	—	20,833
Total	50,000	20,833
Less: unamortized debt issuance costs	(330)	(191)
Less: current portion	—	(10,000)
Long-term debt, net of unamortized debt issuance and current portion	$49,670	$10,642

Schedule of future aggregate principal maturities of long-term debt
Years Ending December 31 (Unaudited) (in thousands):
2023 (Excluding the three months ended March 31, 2023)	$—
2024	—
2025	—
2026	50,000
$50,000

Years Ending December 31 (in thousands):
2023	$10,000
2024	10,000
2025	833
2026	—
$20,833

Schedule of long-term debt
	December 31,
(in thousands)	2022	2021
Series 2022-1 Notes	$20,833	$—
Senior Bonds	—	10,000
Total	20,833	10,000
Less: unamortized debt issuance costs	(191)	(589)
Less: current maturities	(10,000)	(8,000)
Long-term debt, net of current maturities and unamortized debt issuance costs	$10,642	$1,411